Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of rollforward changes in benefit obligation and plan assets
Presented in the table below is a rollforward of the changes in the benefit obligation and plan assets for the two most recent years, for all plans combined:

	Pension Benefits		Other Benefits
	2025	2024	2025	2024
Change in benefit obligation:
Benefit obligation as of January 1,	$1,560	$1,622	$225	$247
Service cost	15	17	2	2
Interest cost	87	83	12	12
Plan participants’ contributions	—	—	3	3
Actuarial loss (gain)	35	(55)	3	(18)
Settlements	—	(2)	—	—
Gross benefits paid	(179)	(105)	(22)	(22)
Federal subsidy	—	—	1	1

Benefit obligation as of December 31,	$1,518	$1,560	$224	$225

Change in plan assets:
Fair value of plan assets as of January 1,	$1,392	$1,431	$253	$258
Actual return on plan assets	152	19	19	11
Employer contributions	46	49	3	3
Plan participants’ contributions	—	—	3	3
Settlements	—	(2)	—	—
Benefits paid	(179)	(105)	(22)	(22)

Fair value of plan assets as of December 31,	$1,411	$1,392	$256	$253

Funded value as of December 31,	$(107)	$(168)	$32	$28
Amounts recognized on the balance sheet:
Noncurrent asset	$62	$51	$33	$29
Current liability	(2)	(2)	—	—
Noncurrent liability	(167)	(217)	(1)	(1)

Net amount recognized	$(107)	$(168)	$32	$28

Schedule of accumulated other comprehensive income and regulatory assets
Prese
nt
ed in the table below are the components of accumul
ated ot
her comprehensive income and regulatory assets that have not been recognized as components of periodic benefit costs as of December 31:

	Pension Benefits		Other Benefits
	2025	2024	2025	2024
Net actuarial loss	$289	$337	$9	$13
Prior service credit	(2)	(5)	(52)	(84)

Net amount recognized	$287	$332	$(43)	$(71)

Regulatory assets (liabilities)	$261	$304	$(43)	$(71)
Accumulated other comprehensive income	26	28	—	—

Total	$287	$332	$(43)	$(71)

Schedule of projected benefit obligation, accumulated benefit obligation and fair value of plan assets
Presented in the tables below are the aggregate projected benefit obligation, accumulated benefit obligation and aggregate fair value of plan assets for pension plans with a projected obligation in excess of plan assets as of December 31:

	Projected Benefit Obligation Exceeds the Fair Value of Plans’ Assets
	2025	2024
Projected benefit obligation	$912	$916
Fair value of plan assets	743	697

	Accumulated Benefit Obligation Exceeds the Fair Value of Plans’ Assets
	2025	2024
Accumulated benefit obligation	$849	$852
Fair value of plan assets	743	697

Schedule of expected cash flows for pension and postretirement benefit plans
Presented in the table below is information about the expected cash flows for the pension and postretirement benefit plans:

	Pension Benefits	Other Benefits
2026 expected employer contributions:
To plan trusts	$44	$—
To plan participants	2	—

Schedule of expected benefit payments
Presented in the table below are the net benefits expected to be paid from the plan assets or the Company’s assets:

	Pension Benefits	Other Benefits
	Expected Benefit Payments	Expected Benefit Payments	Expected Federal Subsidy Payments
2026	$119	$22	$1
2027	121	22	1
2028	121	21	1
2029	122	21	1
2030	122	20	—
2031-2035	590	88	2

Schedule of significant assumptions of pension and other postretirement benefit plans
Presented in the table below are the significant assumptions related to the pension and other postretirement benefit plans:

	Pension Benefits			Other Benefits
	2025	2024	2023	2025	2024	2023
Weighted average assumptions used to determine December 31 benefit obligations:
Discount rate	5.54%	5.70%	5.18%	5.46%	5.69%	5.22%
Rate of compensation increase	3.45%	3.51%	3.51%	N/A	N/A	N/A
Medical trend	N/A	N/A	N/A	graded from	graded from	graded from
				7.00% in 2026	6.50% in 2025	6.75% in 2024
				to 5.00% in 2032+	to 5.00% in 2031+	to 5.00% in 2031+

Weighted average assumptions used to determine net periodic cost:
Discount rate	5.70%	5.18%	5.58%	5.69%	5.22%	5.60%
Expected return on plan assets	6.63%	6.73%	6.79%	5.00%	5.00%	5.00%
Rate of compensation increase	3.45%	3.51%	3.51%	N/A	N/A	N/A
Medical trend	N/A	N/A	N/A	graded from	graded from	graded from
				6.50% in 2025	6.75% in 2024	7.00% in 2023
				to 5.00% in 2031+	to 5.00% in 2031+	to 5.00% in 2031+
NOTE: “N/A” in the table above means assumption is not applicable.

Schedule of components of net periodic benefit costs
Presented in the table below are the components of net periodic benefit costs for the years ended December 31:

	2025	2024	2023
Components of net periodic pension benefit cost (credit):
Service cost	$15	$17	$17
Interest cost	87	83	85
Expected return on plan assets	(90)	(94)	(94)
Amortization of prior service (credit) cost	(3)	(3)	(3)
Amortization of actuarial loss	21	22	13
Settlements	—	1	1

Net periodic pension benefit cost (credit)	$30	$26	$19
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Current year actuarial (gain) loss	$—	$(1)	$3
Amortization of actuarial loss	(1)	—	(4)

Total recognized in other comprehensive income	(1)	(1)	(1)

Total recognized in net periodic benefit cost (credit) and other comprehensive income	$29	$25	$18

Components of net periodic other postretirement benefit (credit) cost:
Service cost	$2	$2	$2
Interest cost	12	12	14
Expected return on plan assets	(12)	(12)	(12)
Amortization of prior service credit	(31)	(31)	(31)
Amortization of actuarial loss	—	—	2

Net periodic other postretirement benefit (credit) cost	$(29)	$(29)	$(25)

Pension Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Schedule of changes in fair value of plan assets
Presented in the tables below are the fair values and asset allocations of the pension plan assets as of December 31, 2025 and 2024, respectively, by asset category:

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (a)	Net Asset Value as a Practical Expedient	Percentage of Plan Assets as of December 31, 2025
Cash	$23	$23	$—	$—	$—	2%
Equity securities:
U.S. large cap	158	40	—	—	118	11%
U.S. small cap	32	32	—	—	—	2%
International	299	—	—	—	299	21%
Real estate fund	122	—	—	—	122	9%
REITs	7	—	—	—	7	—%
Fixed income securities:
U.S. Treasury securities and government bonds	257	194	13	—	50	19%
Corporate bonds	459	—	459	—	—	33%
Mortgage-backed securities	5	—	5	—	—	—%
Municipal bonds	18	—	18	—	—	1%
Guarantee annuity contracts	31	—	—	31	—	2%

Total	$1,411	$289	$495	$31	$596	100%

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (a)	Net Asset Value as a Practical Expedient	Percentage of Plan Assets as of December 31, 2024
Cash	$40	$40	$—	$—	$—	3%
Equity securities:
U.S. large cap	155	29	—	—	126	11%
U.S. small cap	34	34	—	—	—	2%
International	258	—	—	—	258	19%
Real estate fund	120	—	—	—	120	9%
REITs	6	—	—	—	6	—%
Fixed income securities:
U.S. Treasury securities and government bonds	232	169	1	—	62	17%
Corporate bonds	489	—	489	—	—	35%
Mortgage-backed securities	6	—	6	—	—	—%
Municipal bonds	20	—	20	—	—	2%
Guarantee annuity contracts	32	—	—	32	—	2%

Total	$1,392	$272	$516	$32	$572	100%

(a)	There were no material changes during the period for the fair value measurements using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024, respectively.

Postretirement Benefit Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Schedule of changes in fair value of plan assets
Presented in the tables below are the fair values and asset allocations of the postretirement benefit plan assets as of December 31, 2025 and 2024, respectively, by asset category:

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value as a Practical Expedient	Percentage of Plan Assets as of December 31, 2025
Bargained VEBA:
Cash	$5	$5	$—	$—	$—	5%
Fixed income securities:
U.S. Treasury securities and government bonds	7	7	—	—	—	7%
Corporate bonds	85	—	85	—	—	85%
Municipal bonds	3	—	3	—	—	3%

Total bargained VEBA	$100	$12	$88	$—	$—	100%
Active VEBA:
Cash	$3	$3	$—	$—	$—	12%
Fixed income securities:
U.S. Treasury securities and government bonds	2	2	—	—	—	8%
Corporate bonds	19	—	19	—	—	76%
Municipal bonds	1	—	1	—	—	4%

Total Active VEBA	$25	$5	$20	$—	$—	100%
Non-bargained VEBA:
Cash	$3	$3	$—	$—	$—	2%
Equity securities:
U.S. large cap	46	46	—	—	—	35%
International	31	31	—	—	—	24%
Fixed income securities:
U.S. Treasury securities and government bonds	1	1	—	—	—	1%
Municipal bonds	50	—	50	—	—	38%

Total non-bargained VEBA	$131	$81	$50	$—	$—	100%
Total	$256	$98	$158	$—	$—	100%